COLLABORATIVE ARRANGEMENT	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COLLABORATIVE ARRANGEMENT

NOTE 17 — COLLABORATIVE ARRANGEMENT

IMAX Co-Production Agreement

On June 24, 2022, the Company entered into an agreement with IMAX Corporation (“IMAX”) to co-produce and co-finance a documentary motion picture on the flight demonstration squadron of the United States Navy, called The Blue Angels (“Blue Angels Agreement”). IMAX and Dolphin have each agreed to fund 50% of the production budget. On June 29, 2022, the Company made a payment in the amount of $500,000 pursuant to the Blue Angels Agreement, which was recorded as a capitalized production costs.

We have evaluated the Blue Angels Agreement and have determined that it is a collaborative arrangement under FASB ASC Topic 808 “Collaborative Arrangements”. We will reevaluate whether an arrangement qualifies or continues to qualify as a collaborative arrangement whenever there is a change in either the roles of the participants or the participants’ exposure to significant risks and rewards, dependent upon the ultimate commercial success of documentary motion picture.

As production of the documentary motion picture is still in the early stages, no income or expense has been recorded in connection with the Blue Angels Agreement during the three and six months ended June 30, 2022.